ACQUISITIONS	12 Months Ended
Dec. 31, 2018
ACQUISITIONS
ACQUISITIONS

3.    ACQUISITIONS

(i) In January 2016, the Group completed the transaction of strategic alliance with AccorHotels (“Accor”). Pursuant to the master purchase agreement, the Group acquired 100% equity interest of certain wholly-owned subsidiaries of Accor engaged in the business of owning, leasing, franchising, operating and managing hotels under Accor brands in the midscale and economy market in the PRC, Taiwan and Mongolia, as well as a non-controlling stake of 28% for Accor Luxury and Upscale hotel operating platform, held by AAPC Hotel Management Limited (“AAPC LUB”) in Greater China. The total consideration consists of consideration amounted to RMB1,144, which was measured at the market price of the 24,895,543 ordinary shares on the issuance date and cash consideration of RMB120.

The net revenue and net income of the acquiree included in the consolidated statements of operations for the year ended December 31, 2016 were RMB153 and RMB64, respectively.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2016	Amortization Period
Current assets	207
Property and equipment	311	5-30 years
Favorable leases	3	remaining lease terms
Master brand agreement	192
Land use rights	150	remaining contracts terms
Long-term investments	418
Goodwill	63
Other noncurrent assets	2
Current liabilities	(39)
Deferred tax liabilities	(43)
Total	1,264

(ii) On May 25, 2017, the Group completed the acquisition of 100% of the equity interest of Crystal Orange Hotel Holdings Limited (the “Crystal Orange”) engaged in the business of owning, leasing, franchising, operating and managing hotels under Crystal Orange brands in the midscale market in the PRC, with an aggregated consideration in cash of approximately RMB3,765.

The net revenue and net income of the acquiree included in the consolidated statements of operations for the year ended December 31, 2017 were RMB777 and RMB100, respectively.

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2016 and 2017 assuming that the acquisition occurred as of January 1, 2016. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2016.

	Years Ended December 31,
	2016	2017
Pro forma net revenue	7,508	8,630
Pro forma net income	835	1,267

The Group incurred transaction cost of RMB46 for the acquisition, which was expensed in 2017. In addition, Crystal Orange incurred certain costs directly attributable to the business combination including RMB256 related to the consultation services agreements and option cancellation agreement. These expenses are non-recurring in nature, and were eliminated from the calculation of pro forma net income above.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2017	Amortization Period
Current assets	137
Property and equipment	842	3-20 years
Favorable leases	91	remaining lease terms
Franchise agreement	58	remaining contract terms
Brand Name	1,142	indefinite life
Goodwill	2,093
Other noncurrent assets	131
Current liabilities	(222)
Noncurrent liabilities	(180)
Deferred tax liabilities	(323)
Noncontrolling interest	(4)
Total	3,765

(iii) In August, 2018, the Group completed the acquisition of 83% equity interest of Blossom Hill Hotel Investment Management (Kunshan) Co., Ltd. (the "Blossom Hill"). Blossom Hill was engaged in the business of owning, leasing, franchising, operating and managing hotels under Blossom Hill brand in the upscale market in the PRC. The aggregated consideration RMB536 consisted of RMB463 cash consideration transferred and RMB73 implied fair value of the 11% equity interest originally owned by the Group. The previously held 11% equity interest that was accounted for using cost method was remeasured to fair value on the acquisition date, resulting in a gain of RMB13 recognized in investment income.

The net revenue and net loss of the acquiree included in the consolidated statements of operations for the year ended December 31, 2018 were RMB30 and RMB15, respectively.

The following table summarizes unaudited pro forma results of operation for the years ended December 31, 2017 and 2018 assuming that the acquisition occurred as of January 1, 2017. The pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2017.

	Years Ended December 31,
	2017	2018
Pro forma net revenue	8,331	10,124
Pro forma net income	1,214	701

The transaction cost for the acquisition was immaterial.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2018	Amortization Period
Current assets	84
Property and equipment	187	3-20 years
Favorable leases	7	remaining lease terms
Unfavorable leases	(1)	remaining lease terms
Franchise agreement	25	remaining contract terms
Brand name	170	indefinite life
Goodwill	365
Land use rights	10
Deferred tax assets	12
Current liabilities	(105)
Noncurrent liabilities	(18)
Deferred tax liabilities	(50)
Noncontrolling interest	(150)
Total	536

In August 2018, the Group purchased 11% noncontrolling interest from several minority shareholders for total cash consideration of RMB73. The purchase of the noncontrolling interest is treated as an equity transaction. As of December 31, 2018, the Group owns 94% equity interest of Blossom Hill in total.

(iv) During the years ended December 31, 2016, 2017 and 2018, the Group acquired two individual hotels, two individual hotels, and two individual hotels for total cash consideration of RMB3,  nil and RMB7, respectively. The business acquisitions were accounted for under purchase accounting. The assets and liabilities of these acquired hotels were immaterial to the consolidated financial statements.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes. In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. All the acquired business has been migrated to the Group’s business. The Group concluded that it had only one reporting unit. Accordingly, goodwill is allocated to one single reporting unit.